Rule 497(e)
Registration No. 333-71424
1940 Act File No. 811-10531

NICHOLAS FAMILY OF FUNDS, INC. SUPPLEMENT DATED FEBRUARY 4, 2009 TO THE PROSPECTUS DATED APRIL 30, 2008 OF Nicholas Liberty Fund

THIS SUPPLEMENT UPDATES THE PROSPECTUS

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

This Supplement updates certain information contained in the above-referenced Prospectus of Nicholas Liberty Fund (the "Fund"). Effective February 4, 2009, the Fund will be closed to new investors and to additional purchases by existing shareholders.

Effective February 4, 2009, the following language has been added to or replaces similar language on the front cover page and inside cover page of the Fund's Prospectus, dated April 30, 2008:

Nicholas Liberty Fund – Closed to Investors